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                         SUPPLEMENT DATED MAY 15, 2000
                                       to

                          PROSPECTUS DATED MAY 1, 2000
                                      for

                   Flexible Payment Variable Annuity Contract

                                   Issued by

                          MONY Life Insurance Company
                            MONY Variable Account A

Effective May 15, 2000 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your prospectus for future reference.

THE SECTION ENTITLED "SURRENDER CHARGE" ON PAGE 36 IS AMENDED BY THE ADDITION OF A NEW PARAGRAPH DIRECTLY ABOVE THE HEADING "AMOUNT OF SURRENDER CHARGE" TO READ AS FOLLOWS:

If an existing variable annuity contract issued by MONY Life Insurance Company is exchanged for this Contract, a separate effective date will be assigned to this Contract by endorsement for purposes of determining the amount of any Surrender Charge. The surrender charge effective date of this Contract with the endorsement will be the effective date of the existing variable annuity contract in the following cases:

     (a) only when computing surrender charges; and

     (b) only when the surrender occurs on or after June 1, 2000.

Form No. 14427 SL (Supp 5/15/00)                              Reg. No. 333-72259